RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Sep. 30, 2023
Related Party Transactions [Abstract]
SCHEDULE OF DUE FROM TO RELATED PARTIES

(a) Due to related parties

	Related party relationship	September 30, 2023	September 30, 2022

Wenhu Guo	Senior Management of the Company	$6,168	$3,290
Yongwei Hu	Chief Executive Officer and Controlling shareholder of the Company	3,392	6,583
Jing Liu	Wife of the controlling shareholder	18,925	-
Sheying Wang	Senior Management of the Company	3,016	3,093
Yuantao Wang	49% shareholder of Tianjin YHX	23,650	59,870
Shujie Mou	Senior Management of Tianjin YHX	28,229	-
Total due to related parties		$83,380	$72,836

As of September 30, 2023 and 2022, the balance of due to related parties was comprised of the Company’s borrowings from related parties and was used for working capital during the Company’s normal course of business. Such advance was non-interest bearing and due on demand.

(b) Due from related parties

	Related party relationship	September 30, 2023	September 30, 2022

Wenjuan Chen	Senior Management of the Company	$8,358	$-
Lu Jiang	Employee of the Company	53	-
Total due from related parties		$8,411	$-

As of September 30, 2023 and 2022, the balance of due from related parties was mainly comprised of advance to the employees for business purposes.